Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract assets
Schedule of information about significant changes in contract assets

	2023	2022
	$’m	$’m
At January 1,	239	182
Transfers from contract assets recognized at beginning of year to receivables	(234)	(176)
Increases as a result of new contract assets recognized during the year	249	229
Other (including exchange)	5	4
Balance as at December 31,	259	239